Restructuring and Other Costs (Accrued Restructuring Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 31
Accruals/provisions	27	120
Payments/write-offs	(57)	(89)
Balance, end of period	1	31
Severance Benefit and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	31
Accruals/provisions	7	93
Payments/write-offs	(37)	(62)
Balance, end of period	1	31
Professional Fees [Member] (Deprecated 2013-01-31)
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	0	0
Accruals/provisions	15	23
Payments/write-offs	(15)	(23)
Balance, end of period	0	0
Asset Impairment Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	0
Accruals/provisions	5	4
Payments/write-offs	(5)	(4)
Balance, end of period	$ 0	$ 0